UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement
                                  [  ] adds new holdings entries.
Institutional Investment Manage Filing this Report:

Name:     Hillswick Asset Management, LLC
Address:  600 Summer Street
          Suite 203
          Stamford, CT 06901
13F File Number:  028-11112

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kathy Mienko
Title:  Chief Compliance Officer
Phone:  203-425-1442
Signature, Place, and Date
Kathy Mienko, Stamford, CT, February 15, 2012

Report type (Check only one):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of other included Managers: 0
Form 13F Information Table Entry Total: 11
Form 13F Information Table Value Total: $64,201 thousands

List of Other Included Managers:
None

	Title		 Value 	 Shares/ 	SH/	Investment	Other	Voting
Name of Issuer	of Class	Cusip	 (x $1000) 	 PRN AMT 	PRN	Discretion	Managers	Authority
Consumer Discretionary Select 	ETF	81369Y407	     4,992 	      127,928 	SH	SOLE	NONE	SOLE
Consumer Staples Select Sector	ETF	81369Y308	     7,649 	      235,418 	SH	SOLE	NONE	SOLE
Energy Select Sector SPDR Fund	ETF	81369Y506	       953 	       13,782 	SH	SOLE	NONE	SOLE
Financial Select Sector SPDR F	ETF	81369Y605	     8,704 	      669,506 	SH	SOLE	NONE	SOLE
Health Care Select Sector SPDR	ETF	81369Y209	    11,094 	      319,818 	SH	SOLE	NONE	SOLE
Industrial Select Sector SPDR 	ETF	81369Y704	     6,630 	      196,446 	SH	SOLE	NONE	SOLE
Materials Select Sector SPDR F	ETF	81369Y100	     1,021 	       30,479 	SH	SOLE	NONE	SOLE
Rydex S&P Equal Weight Technol	ETF	78355W817	       875 	       17,498 	SH	SOLE	NONE	SOLE
Technology Select Sector SPDR 	ETF	81369Y803	    14,791 	      581,192 	SH	SOLE	NONE	SOLE
Utilities Select Sector SPDR F	ETF	81369Y886	     4,054 	      112,681 	SH	SOLE	NONE	SOLE
Vanguard Telecom Service 	ETF	92204A884	     3,438 	       55,297 	SH	SOLE	NONE	SOLE
